Net Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) from continuing operations attributable to SunCar Technology’s ordinary shareholders	$ (3,379)	$ 3,155	$ (5,675)	$ 3,942	$ 3,403
Net loss from discontinued operations attributable to SunCar Technology’s ordinary shareholders		(1,030)	(994)	(27,663)	(16,396)
Numerator for basic and diluted net income (loss) per share calculation	$ (3,379)	$ 2,125	$ (6,669)	$ (23,721)	$ (12,993)
Denominator:
Weighted average number of ordinary shares	81,374,609	80,000,000	225,000,000	225,000,000	225,000,000
Net income (loss) from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Basic	$ (0.04)	$ 0.04	$ (0.03)	$ 0.01	$ 0.01
Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Basic	0	(0.01)	0	(0.12)	(0.07)
Net income (loss) attributable to SunCar Technology’s ordinary shareholders per ordinary share
Basic	$ (0.04)	$ 0.03	$ (0.03)	$ (0.11)	$ (0.06)